Reportable Segments (Details 1) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Revenues, Assets, and Long-Lived Assets [Line Items]
Net sales	$ 7,392.3	$ 7,811.2	$ 5,692.7
Assets	15,639.7	15,984.1	16,806.3
Total long-lived assets (excluding goodwill and other intangible assets)	1,770.9	1,825.2	1,860.5
United States [Member]
Revenues, Assets, and Long-Lived Assets [Line Items]
Net sales	6,865.1	7,300.8	5,188.5
Assets	15,214.3	15,501.1	16,332.0
Long-lived assets	1,757.1	1,773.9	1,805.3
Total international [Member]
Revenues, Assets, and Long-Lived Assets [Line Items]
Net sales	527.2	510.4	504.2
Assets	425.4	483.0	474.3
Long-lived assets	13.8	51.3	55.2
Canada [Member]
Revenues, Assets, and Long-Lived Assets [Line Items]
Net sales	414.3	416.0	413.8
Assets	380.9	396.2	360.8
Long-lived assets	13.4	10.7	14.3
All other international [Member]
Revenues, Assets, and Long-Lived Assets [Line Items]
Net sales	112.9	94.4	90.4
Assets	44.5	86.8	113.5
Long-lived assets	$ 0.4	$ 40.6	$ 40.9